LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of right of use assets and liabilities on condensed balance sheet

	December 31,	December 31,
(In thousands)	2025	2024
Right of use assets	$2,548	$3,492

Accrued and other current liabilities	$1,611	$1,221
Other liabilities	1,441	2,535
Total lease liabilities	$3,052	$3,756

Schedule of supplemental cash flow information

	Year Ended December 31,
(In thousands)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$938	$798	$1,042

Right of use assets obtained in exchange for lease obligations	$—	$2,336	$518
Increase of right of use assets from remeasurement	$—	$—	$1,506

Schedule of future undiscounted cash flows

(In thousands)
2026	$1,698
2027	891
2028	355
2029	266
2030	—
Thereafter	—
Total	3,210
Discount factor	(158)
Lease liability	3,052
Amounts due within 12 months	1,611
Non-current lease liability	$1,441